Credit Facility	12 Months Ended
Dec. 31, 2022
Credit Facility Disclosure Abstract
CREDIT FACILITY

NOTE 6 - CREDIT FACILITY

On July 4, 2022, the Company entered into a senior secured credit facility agreement with L.I.A. Pure Capital Ltd. (“Pure Capital”) to borrow from time to time amounts until the closing of the IPO in an amount of up to $800 thousand (the “Initial Credit”), which Initial Credit could be increased, upon the request of the Company, to an amount not exceeding $1 million (together with the Initial Credit, the “Credit Facility”) in aggregate. The underlying outstanding amounts had priority in relation and senior to any other debts owed by the Company to any third party, and were subject to a registered floating charge, for the benefit of Pure Capital, against all of the Company’s assets. During July, August and September 2022, the Company received an aggregate of $800 thousand under the Credit Facility. The Credit Facility bore interest at the rate of 4% per annum. The outstanding amounts, together with interest accrued and unpaid were due and payable on the earlier of (i) June 30, 2024, or (ii) upon receipt of a certain financing transaction or in the event of certain customary events of default or a change of control. The Credit Facility was fully repaid on September 19, 2022. The agreement indicates that the Company shall not assume any debt senior to the Credit Facility during the term of the Credit Facility, unless Pure Capital has provided its advance written consent; and subject to applicable law, any debt assumed by the Company during such term shall be deemed subordinated to any debt accrued under the agreement, if Pure Capital had not provided its prior written consent; and without Pure Capital’s prior written consent, the Company shall not pledge in favor of a third-party creditor or lender any of its assets or rights, including by a floating charge, until such time that the Credit Facility, and any interest accrued thereon, has been repaid in full to Pure Capital.

Additionally, the Credit Facility agreement requires the Company to retain Pure Capital for investor relations services and other related strategic services in exchange for a monthly base fee of $35 thousand, upon the closing of the IPO, under 3 years consulting agreement. If 70% or more of the warrants (or other convertible securities) issued in connection with the IPO are exercised during the term of such instrument, then the Base Monthly Fee will immediately increase to $70 thousand, which increase shall apply retroactively to the closing of the IPO date. In addition, Pure Capital shall serve as the Company’s strategic consultant in connection with any offering or financing transaction of the Company, each, in excess of $5 million (which does not include the IPO) in exchange for a per offering and/or transaction fee of $100 thousand for the closing.